Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2023	December 31, 2024
	RMB	RMB
Deductible Value Added Tax (“VAT”)	39,914	22,382
Service fees (i)	4,504	17,239
Rental and other deposits	2,449	2,946
Staff advance	230	-
Rental expense for other leases with period less than one year	630	878
Others	1,594	1,991
Balance at the end of the year	49,321	45,436

(i)	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.

(ii)	On June 15, 2024, Beijing Cheche granted a RMB10.0 million loan to a third party Baohe Holding Co., Ltd. (“Baohe”) that will expire on July 15, 2024 to support its general business operations, which was jointly guaranteed by a third party Dingfeng Chen’s Rice Noodles (Beijng) Co., Ltd. and the legal representative of Baohe. This loan bore an interest rate of 5% per annum. On July 10, 2024, Baohe has fully repaid RMB10.0 million to Beijing Cheche.